Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000809593
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 15, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 15, 2023
American Beacon TwentyFour Sustainable Short Term Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

A.	On page 16 of the Prospectus and page 3 of the Summary Prospectus, under the heading “Fund Summaries – American Beacon TwentyFour Sustainable Short Term Bond Fund - Principal Investment Strategies,” the last sentence is deleted.

B.	On page 21 of the Prospectus and page 8 of the Summary Prospectus, under the heading “Fund Summaries - American Beacon TwentyFour Sustainable Short Term Bond Fund - Principal Risks,” “Non-Diversification Risk” is deleted.